Additional Financial Information - Income Statement Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 15,186	$ 14,741	$ 14,227
Interest costs on debt balances	5,399	5,256	4,961
Net amortization of debt discount	174	155	119
Capitalized interest costs	(740)	(678)	(704)
Advertising expense	2,682	2,643	2,744
Other income (expense), net
Interest income	94	82	59
Other components of net periodic benefit (cost) income	3,068	(11)	(2,190)
Other, net	(798)	(2,092)	(1,658)
Other income (expense), net	$ 2,364	$ (2,021)	$ (3,789)